Shareholder Report, Line Graph (Details) - USD ($)	Feb. 26, 2024	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024
C000247041
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Enhanced Dividend Income ETF
Account Value	$ 10,000	$ 11,184	$ 11,378	$ 11,013	$ 11,097	$ 10,951	$ 10,530	$ 10,354	$ 10,168	$ 9,868	$ 10,194	$ 9,994
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	11,737	12,024	11,357	11,461	11,222	10,956	10,824	10,449	9,956	10,380	10,056
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Account Value	$ 10,000	$ 11,628	$ 11,375	$ 10,937	$ 10,992	$ 10,840	$ 10,533	$ 10,415	$ 10,234	$ 10,124	$ 10,263	$ 10,042